Janus Investment Fund

Janus Henderson Small Cap Value Fund

Supplement dated January 29, 2020

to Currently Effective Prospectuses

Effective at the close of business on February 28, 2020 the following is added to the Shareholder’s Guide (or Shareholder’s Manual if you hold Class D Shares) of the Prospectuses following the “Redemptions” section.

CLOSED FUND POLICIES – JANUS HENDERSON SMALL CAP VALUE FUND

The Fund has limited sales of its shares because Janus Capital and the Trustees believe continued sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume sales of its shares at some future date, but it has no present intention to do so. Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of existing or new clients; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms which held a position in the Fund as of the date of the Fund’s closure, as well as employees of JHG and any of its subsidiaries covered under the JHG retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus Henderson funds, and as such, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus Henderson funds and directors of JHG may also open new accounts in the closed Fund; (vi) Janus Capital “fund of funds,” which is a fund that primarily invests in other Janus Henderson mutual funds, may invest in the Fund; (vii) accounts maintained by a financial intermediary that invest pursuant to Janus Henderson proprietary model strategies; (viii); certain institutional investors approved by Janus Henderson Distributors, including but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments; (ix) certain accounts maintained by a self-clearing financial intermediary for which investment decisions are determined by such financial intermediary’s home office recommended list and/or pursuant to such home office’s model portfolios (approved and/or research-covered fund lists are not included within this exception); and (x) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Small Cap Value Fund

Supplement dated January 29, 2020

to Currently Effective Statement of Additional Information

Effective at the close of business on February 28, 2020 the following is added to the Shares of the Trust section under “Closed Fund Policies” of the Fund’s SAI:

CLOSED FUND POLICIES – JANUS HENDERSON SMALL CAP VALUE FUND

The Fund has limited sales of its shares because Janus Capital and the Trustees believe continued sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of existing or new clients; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms which held a position in the Fund as of the date of the Fund’s closure, as well as employees of JHG and any of its subsidiaries covered under the JHG retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus Henderson funds, and as such, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus Henderson funds and directors of JHG may also open new accounts in the closed Fund; (vi) Janus Capital “fund of funds,” which is a fund that primarily invests in other Janus Henderson mutual funds, may invest in the Fund; (vii) accounts maintained by a financial intermediary that invest pursuant to Janus Henderson proprietary model strategies; (viii); certain institutional investors approved by Janus Henderson Distributors, including but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments; (ix) certain accounts maintained by a self-clearing financial intermediary for which investment decisions are determined by such financial intermediary’s home office recommended list and/or pursuant to such home office’s model portfolios (approved and/or research-covered fund lists are not included within this exception); and (x) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

Please retain this Supplement with your records.